UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549


                            FORM 13F NOTICE

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Investors Management Group LTD of Iowa
Address:   2203 Grand Avenue
           Des Moines, IA  50312-5338

13F File Number:  28-05707

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Heath W. Sorenson
Title:    Assistant Vice President
Phone:    815-961-4935
Signature, Place, and Date of Signing:
    /s/ Heath W. Sorenson     Rockford, IL     July 31, 2000

Report Type (Check only one.):

[ ]        13F HOLDINGS REPORT.

[X]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
     28-05946     Amcore Investment Group, N.A.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.